Financial assets at amortized cost - Summary of Debt Securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
TOTAL	$ 583,277,961	$ 200,648,357
Gross carrying amount | Argentine Treasury Bill | Argentine Treasury Bill Capitalizable in Pesos at TAMAR rate. Maturity 01-16-2026
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
TOTAL	561,135,419	0
Gross carrying amount | Argentine Treasury Bond | Argentine Treasury Bond in pesos. Maturity 05-23-2027
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
TOTAL	$ 15,954,621	$ 31,623,614
Gross carrying amount | Argentine Treasury Bond | Argentine Treasury Bond in pesos at 0.7% Badlar Private Rate. Maturity 11-23-2027
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt instrument percentage	0.70%	0.70%
TOTAL	$ 6,888,116	$ 13,644,707
Gross carrying amount | Argentine Treasury Bond | Argentine Treasury Bond in pesos. Maturity 08-23-2025
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
TOTAL	0	165,082,677
Allowances for ECL
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
TOTAL	$ (700,195)	$ (9,702,641)